Vanguard Capital Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (94.3%)
Communication Services (5.7%)
* Alphabet Inc. Class C	34,470	42,019
* Alphabet Inc. Class A	34,000	41,519
Walt Disney Co.	69,400	9,044
Activision Blizzard Inc.	127,400	6,742
Comcast Corp. Class A	43,900	1,979
* Charter Communications Inc. Class A	2,900	1,195
		102,498
Consumer Discretionary (9.4%)
* Alibaba Group Holding Ltd. ADR	231,800	38,764
^ Sony Corp. ADR	461,900	27,312
Ross Stores Inc.	213,900	23,497
Whirlpool Corp.	116,000	18,370
TJX Cos. Inc.	254,600	14,191
* Amazon.com Inc.	5,400	9,374
Carnival Corp.	209,400	9,153
Royal Caribbean Cruises Ltd.	78,000	8,450
*,^ Mattel Inc.	669,500	7,626
L Brands Inc.	238,300	4,668
*,^ Tesla Inc.	14,400	3,469
eBay Inc.	46,800	1,824
Marriott International Inc. Class A	11,100	1,380
		168,078
Energy (1.3%)
Pioneer Natural Resources Co.	64,200	8,075
Hess Corp.	131,200	7,935
EOG Resources Inc.	43,200	3,206
Schlumberger Ltd.	45,700	1,562
Noble Energy Inc.	49,700	1,116
* Transocean Ltd.	169,200	756
		22,650
Financials (8.5%)
Wells Fargo & Co.	837,400	42,238
JPMorgan Chase & Co.	307,000	36,131
Charles Schwab Corp.	461,000	19,284
Marsh & McLennan Cos. Inc.	170,700	17,079
Bank of America Corp.	549,000	16,014
Discover Financial Services	82,500	6,690
US Bancorp	81,300	4,499
CME Group Inc.	20,400	4,311
Progressive Corp.	44,500	3,438
Citigroup Inc.	41,900	2,894
		152,578
Health Care (23.0%)
Eli Lilly & Co.	633,571	70,852
* Biogen Inc.	246,200	57,320
Amgen Inc.	283,871	54,932
AstraZeneca plc ADR	791,400	35,273

Novartis AG ADR	397,550	34,547
* Boston Scientific Corp.	847,702	34,493
Roche Holding AG	91,677	26,693
Thermo Fisher Scientific Inc.	69,500	20,243
Medtronic plc	117,200	12,730
Bristol-Myers Squibb Co.	242,600	12,302
Abbott Laboratories	134,400	11,245
* Elanco Animal Health Inc.	348,916	9,278
* BioMarin Pharmaceutical Inc.	112,200	7,562
CVS Health Corp.	82,600	5,210
Zimmer Biomet Holdings Inc.	30,000	4,118
* Alcon Inc.	70,410	4,104
1 Siemens Healthineers AG	96,400	3,791
Merck & Co. Inc.	36,200	3,048
Agilent Technologies Inc.	26,500	2,031
Sanofi ADR	36,800	1,705
		411,477
Industrials (17.4%)
Southwest Airlines Co.	978,150	52,830
FedEx Corp.	266,400	38,780
Airbus SE	296,100	38,442
* United Airlines Holdings Inc.	431,900	38,184
Siemens AG	298,111	31,912
Caterpillar Inc.	153,500	19,389
Delta Air Lines Inc.	334,000	19,239
American Airlines Group Inc.	543,900	14,669
Boeing Co.	25,550	9,721
Union Pacific Corp.	59,200	9,589
Honeywell International Inc.	53,600	9,069
Alaska Air Group Inc.	115,000	7,465
United Parcel Service Inc. Class B	47,850	5,733
Textron Inc.	102,000	4,994
United Technologies Corp.	31,500	4,300
TransDigm Group Inc.	5,000	2,603
CSX Corp.	34,200	2,369
Deere & Co.	12,400	2,092
Pentair plc	23,700	896
nVent Electric plc	23,700	522
		312,798
Information Technology (28.3%)
* Adobe Inc.	346,200	95,638
Microsoft Corp.	604,600	84,057
Texas Instruments Inc.	556,400	71,909
* Micron Technology Inc.	842,900	36,118
QUALCOMM Inc.	326,800	24,928
KLA Corp.	142,600	22,738
Intel Corp.	403,500	20,792
NetApp Inc.	336,100	17,649
Hewlett Packard Enterprise Co.	1,140,550	17,302
Cisco Systems Inc.	327,100	16,162
HP Inc.	809,250	15,311
Telefonaktiebolaget LM Ericsson ADR	1,861,500	14,855
Intuit Inc.	48,600	12,925
NVIDIA Corp.	64,400	11,210
Analog Devices Inc.	86,800	9,698
Oracle Corp.	161,300	8,876

Visa Inc. Class A		33,200	5,711
Corning Inc.		127,350	3,632
* PayPal Holdings Inc.		31,700	3,284
Apple Inc.		12,500	2,800
Plantronics Inc.		71,650	2,674
Entegris Inc.		46,900	2,207
* salesforce.com Inc.		12,700	1,885
DXC Technology Co.		57,461	1,695
Micro Focus International plc ADR		72,667	1,028
* BlackBerry Ltd.		195,800	1,028
* Dell Technologies Inc.		18,447	957
Perspecta Inc.		28,730	750
			507,819
Materials (0.7%)
^ Albemarle Corp.		63,900	4,443
Linde plc		20,500	3,971
DuPont de Nemours Inc.		23,866	1,702
Dow Inc.		23,866	1,137
Corteva Inc.		23,866	668
			11,921
Total Common Stocks (Cost $1,074,945)			1,689,819
	Coupon
Temporary Cash Investment (6.2%)
Money Market Fund (6.2%)
2,3 Vanguard Market Liquidity Fund (Cost
$111,233)	2.098%	1,112,092	111,220
Total Investments (100.5%) (Cost $1,186,178)			1,801,039
Other Asset and Liabilities-Net (-0.5%)3			(9,109)
Net Assets (100%)			1,791,930

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,418,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of this security represented 0.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $9,788,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

Capital Growth Portfolio

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,588,981	100,838	—
Temporary Cash Investments	111,220	—	—
Total	1,700,201	100,838	—